Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 13,962	$ 14,487
Investment securities
Held-to-maturity (fair value $19,216 and $1,419, respectively)	18,877	1,469
Available-for-sale	51,937	51,509
Loans held for sale (included $6,925 and $8,100 of mortgage loans carried at fair value, respectively)	7,156	8,371
Loans
Commercial	56,648	48,398
Commercial real estate	35,851	34,695
Residential mortgages	37,082	30,732
Credit card	17,360	16,803
Other retail	48,107	48,391
Total loans, excluding covered loans	195,048	179,019
Covered loans	14,787	18,042
Total loans	209,835	197,061
Less allowance for loan losses	(4,753)	(5,310)
Net loans	205,082	191,751
Premises and equipment	2,657	2,487
Goodwill	8,927	8,954
Other intangible assets	2,736	3,213
Other assets	28,788	25,545
Total assets	340,122	307,786
Deposits
Noninterest-bearing deposits	68,579	45,314
Interest-bearing	134,757	129,381
Time deposits greater than $100,000	27,549	29,557
Total deposits	230,885	204,252
Short-term borrowings	30,468	32,557
Long-term debt	31,953	31,537
Other liabilities	11,845	9,118
Total liabilities	305,151	277,464
Shareholders' equity
Preferred stock	2,606	1,930
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2011 and 2010-2,125,725,742 shares	21	21
Capital surplus	8,238	8,294
Retained earnings	30,785	27,005
Less cost of common stock in treasury: 2011-215,904,019 shares; 2010-204,822,330 shares	(6,472)	(6,262)
Accumulated other comprehensive income (loss)	(1,200)	(1,469)
Total U.S. Bancorp shareholders' equity	33,978	29,519
Noncontrolling interests	993	803
Total equity	34,971	30,322
Total liabilities and equity	$ 340,122	$ 307,786